Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 92.7%
Aerospace & Defense – 0.6%
BAE Systems PLC	4,021,933	$26,895,648
Auto Components – 1.0%
Cie Generale des Etablissements Michelin SCA	356,046	45,688,673
Automobiles – 1.0%
Toyota Motor Corp	615,900	47,233,430
Banks – 0.9%
KB Financial Group Inc	1,038,504	41,249,493
Beverages – 1.5%
Coca-Cola Co	843,190	46,240,540
Coca-Cola Femsa SAB de CV (ADR)	512,250	23,614,725
		69,855,265
Capital Markets – 3.2%
Ashmore Group PLC	4,244,274	25,047,273
CME Group Inc	541,831	98,640,334
DWS Group GmbH & Co KGaA (144A)	560,202	23,818,122
		147,505,729
Chemicals – 2.7%
Nutrien Ltd#	1,595,969	76,795,114
Yara International ASA	1,079,717	44,894,683
		121,689,797
Communications Equipment – 1.9%
Cisco Systems Inc	1,934,145	86,552,989
Construction Materials – 0.9%
LafargeHolcim Ltd*	699,023	38,373,445
Containers & Packaging – 1.0%
Amcor PLC	3,775,056	44,835,329
Diversified Telecommunication Services – 5.1%
Deutsche Telekom AG	2,300,765	42,040,252
Orange SA	7,253,715	86,319,758
Telenor ASA	3,558,082	60,352,512
Verizon Communications Inc	748,472	43,972,730
		232,685,252
Electric Utilities – 6.7%
Endesa SA	1,747,941	47,920,825
Enel SpA	9,126,378	92,149,675
Iberdrola SA	3,274,040	46,817,852
Red Electrica Corp SA	4,469,597	91,888,111
SSE PLC	1,196,311	24,653,605
		303,430,068
Electrical Equipment – 1.2%
ABB Ltd	337,680	9,448,564
Schneider Electric SE	316,307	45,746,514
		55,195,078
Equity Real Estate Investment Trusts (REITs) – 4.1%
Dexus	12,735,661	92,770,870
VICI Properties Inc	3,697,544	94,287,372
		187,058,242
Food & Staples Retailing – 2.5%
Tesco PLC	36,507,311	115,242,124
Food Products – 1.9%
Kraft Heinz Co	2,520,759	87,369,507
Gas Utilities – 2.1%
Naturgy Energy Group SA	1,077,885	25,150,893
Snam SpA	12,384,847	69,539,376
		94,690,269
Hotels, Restaurants & Leisure – 0.5%
McDonald's Corp	102,806	22,060,111
Household Durables – 1.8%
Electrolux AB	1,376,758	32,016,011
Panasonic Corp	4,302,500	49,722,331
		81,738,342
Industrial Conglomerates – 3.0%
LG Corp*	577,877	46,635,524
Siemens AG	639,786	91,558,624
		138,194,148
Insurance – 6.8%
Legal & General Group PLC	10,991,074	40,393,428
Manulife Financial Corp	4,785,401	85,164,872

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
Phoenix Group Holdings PLC	2,264,849	$21,709,340
Progressive Corp	711,333	70,336,607
Tokio Marine Holdings Inc	1,779,100	92,176,210
		309,780,457
Machinery – 1.6%
SKF AB	1,852,802	48,027,294
Volvo AB*	975,773	22,972,815
		71,000,109
Media – 0.7%
Publicis Groupe SA	618,610	30,823,453
Metals & Mining – 2.9%
Anglo American PLC	2,006,107	66,808,059
BHP Group PLC	347,277	9,150,712
Rio Tinto PLC	740,006	55,361,891
		131,320,662
Multiline Retail – 0.4%
B&M European Value Retail SA	2,395,700	16,915,532
Multi-Utilities – 3.6%
Dominion Energy Inc	525,727	39,534,670
DTE Energy Co	401,446	48,739,559
National Grid PLC	2,736,620	32,589,885
Sempra Energy	346,435	44,139,283
		165,003,397
Oil, Gas & Consumable Fuels – 6.4%
Enbridge Inc	1,131,682	36,199,241
Euronav NV	1,990,822	15,926,576
Repsol SA	5,400,507	54,435,919
Total SE	3,379,086	145,748,623
Williams Cos Inc	2,015,393	40,408,630
		292,718,989
Paper & Forest Products – 0.5%
Stora Enso Oyj	515,476	9,843,583
UPM-Kymmene Oyj	343,773	12,788,342
		22,631,925
Personal Products – 1.8%
Unilever PLC	1,382,843	83,721,907
Pharmaceuticals – 8.9%
Bristol-Myers Squibb Co	1,488,315	92,320,179
GlaxoSmithKline PLC	2,555,155	46,811,298
Merck & Co Inc	1,106,013	90,471,863
Novartis AG	497,221	46,978,841
Pfizer Inc	2,229,258	82,058,987
Roche Holding AG	133,599	46,629,544
		405,270,712
Real Estate Management & Development – 0.7%
Sun Hung Kai Properties Ltd	2,565,000	33,115,903
Semiconductor & Semiconductor Equipment – 6.5%
Broadcom Inc	231,441	101,336,446
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,561,523	170,268,468
Texas Instruments Inc	153,368	25,172,290
		296,777,204
Specialty Retail – 0.4%
Topsports International Holdings Ltd (144A)	11,984,000	17,983,484
Tobacco – 3.9%
British American Tobacco PLC	3,004,875	111,749,476
Imperial Brands PLC	3,146,130	66,094,654
		177,844,130
Water Utilities – 1.3%
Severn Trent PLC	1,463,759	45,837,776
United Utilities Group PLC	1,052,746	12,946,521
		58,784,297
Wireless Telecommunication Services – 2.7%
Tele2 AB	4,321,913	57,153,416
Vodafone Group PLC	40,167,729	66,091,535
		123,244,951
Total Common Stocks (cost $3,874,769,687)		4,224,480,051
Preferred Stocks– 3.9%
Technology Hardware, Storage & Peripherals – 3.9%
Samsung Electronics Co Ltd((cost $94,027,245)	2,615,340	177,550,834
Rights– 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Repsol SA*,#((cost $3,294,673)	9,389,247	3,219,321

Shares or Principal Amounts		Value
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $94,674,287)	94,664,821	$94,674,287
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	7,632,533	7,632,533
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$1,908,133	1,908,133
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,540,666)		9,540,666
Total Investments (total cost $4,076,306,558) – 99.0%		4,509,465,159
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		45,101,131
Net Assets – 100%		$4,554,566,290

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,262,692,379	28.0%
United Kingdom	784,298,757	17.4
France	354,327,021	7.9
Spain	269,432,921	6.0
South Korea	265,435,851	5.9
Canada	198,159,227	4.4
Japan	189,131,971	4.2
Taiwan	170,268,468	3.8
Italy	161,689,051	3.6
Sweden	160,169,536	3.5
Germany	157,416,998	3.5
Switzerland	141,430,394	3.1
Norway	105,247,195	2.3
Australia	92,770,870	2.1
Netherlands	83,721,907	1.9
Hong Kong	33,115,903	0.7
Mexico	23,614,725	0.5
Finland	22,631,925	0.5
China	17,983,484	0.4
Belgium	15,926,576	0.3

Total	$4,509,465,159	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$13,203	$3,125	$(4,951)	$94,674,287
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	539,949∆	-	-	7,632,533
Total Affiliated Investments - 2.3%	$553,152	$3,125	$(4,951)	$102,306,820

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	159,123,516	505,107,278	(569,554,681)	94,674,287
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	172,014,381	236,555,856	(400,937,704)	7,632,533

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/27/21	(249,062,606)	$332,607,134	$(7,988,544)
Euro	1/27/21	(266,366,387)	323,548,529	(2,000,943)
Total				$(9,989,487)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 645,710,838

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $41,801,606, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$69,855,265	$-	$-
Capital Markets	98,640,334	48,865,395	-
Chemicals	76,795,114	44,894,683	-
Communications Equipment	86,552,989	-	-
Diversified Telecommunication Services	43,972,730	188,712,522	-
Equity Real Estate Investment Trusts (REITs)	94,287,372	92,770,870	-
Food Products	87,369,507	-	-
Hotels, Restaurants & Leisure	22,060,111	-	-
Insurance	155,501,479	154,278,978	-
Multi-Utilities	132,413,512	32,589,885	-
Oil, Gas & Consumable Fuels	92,534,447	200,184,542	-
Personal Products	83,721,907	-	-
Pharmaceuticals	264,851,029	140,419,683	-
Semiconductor & Semiconductor Equipment	296,777,204	-	-
All Other	-	1,716,430,493	-
Preferred Stocks	-	177,550,834	-
Rights	3,219,321	-	-
Investment Companies	-	94,674,287	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,540,666	-
Total Assets	$1,608,552,321	$2,900,912,838	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$9,989,487	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70224 02-21